Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the IASB and Published Standards Effective from 2024 (Tables)	12 Months Ended
Dec. 31, 2024
Adoption of new procedures, amendments to and interpretations of existing standards issued by the IASB and published standards effective from 2024 [Abstract]
Schedule of Evaluated the Amendments and New Interpretations to IFRS as Issued by IASB	The main changes applicable to the Company are the following:
Statement	Description	Effective date
Amendments to IFRS 7/IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures - Supplier Financing Agreements	The amendments include a disclosure objective in IAS 7 stating that an entity must disclose information on its supplier financing arrangements that allow users of financial statements to assess the effects of these arrangements on the entity’s liabilities and cash flows. Additionally, IFRS 7 was amended to include supplier financing agreements within the requirements to disclose information on the entity’s exposure to liquidity risk concentration.	01/01/2024

Amendments to IAS 1: - Classification of liabilities as current and non-current

The amendments to IAS 1 published in January 2020 affect only the presentation of liabilities as current or non-current in the balance sheet and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

01/01/2024

Amendments to IAS 1 – Presentation of Financial Statements – Non-Current Liabilities with Covenants	IAS 1 requires debt to be classified as non-current only if the company can defer the settlement of the debt in the 12 months after the reporting date. The purpose of this initiative is to improve the information disclosed by companies regarding long-term debt with covenants and allow investors to understand the risk that a certain debt would become payable in advance.	01/01/2024

Amendments to IFRS 16 - Lease liabilities in a “Sale and Leaseback” transaction	Under the amendments, the seller-lessee must not recognize a gain or loss related to the right of use retained by the seller-lessee.	01/01/2024

Schedule of Evaluated All New and Revised IFRSs, Already Issued and Not Yet Effective

The Company evaluated all new and revised IFRSs, already issued and not yet effective, however did not adopt them in advance, the main and applicable for the Company is:

Accounting pronouncement	Description	Effective for annual periods beginning on or after
IFRS 18 - Presentation and Disclosures in Financial Statements

IFRS 18 replaces IAS 1 – Presentation of Financial Statements, carrying forward many of the requirements in IAS 1 and unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 – Financial Instruments: Disclosures. Furthermore, the IASB has made minor amendments to IAS 7 – Statement of Cash Flows and IAS 33 – Earnings Per Share, and introduced new requirements to:

● present specific categories and defined subtotals in the statement of operations;

● provide disclosures on management-defined performance measures (“MPMs) in the notes to the financial statements; and

● improve aggregation and disaggregation of information.

01/01/2027